Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Deferred issuance costs	$ 2,999	$ 572
Prepaid clinical trials	879	872
Other current assets	1,450	1,056
Prepaid expenses and other current assets	$ 5,328	$ 2,500	$ 314